Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, the following table discloses the relationship between the financial performance of the Company and (i) the summary compensation actually paid (“Compensation Actually Paid”) to the Company’s Principal Executive Officer (“PEO”), and (ii) the average Compensation Actually Paid to non-PEO Named Executive Officers. For further information about how we align executive compensation with the Company’s performance, see the “Executive Compensation — Narrative Disclosure to Summary Compensation Table” and the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Total Shareholder Return (Initial Value $100)(4)	Net Income
2023	$2,401,649	$644,841	$791,656	$271,421	$(62.37)	$(56,290,000)
2024	$1,874,138	$604,355	$706,372	$299,337	$(81.46)	$(35,636,000)
2025	$7,478,304	$5,718,443	$2,570,322	$2,029,048	$144.72	$1,615,000

(1)	William B. Shepro was the PEO for each of 2023, 2024 and 2025.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as the Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date of such equity awards (rather than the grant date). A portion of the Compensation Actually Paid includes equity awarded pursuant to the Restructuring Management Incentive Plan.

(3)	Our non-PEO Named Executive Officers for 2023, 2024 and 2025 were Michelle D. Esterman and Gregory J. Ritts.
(4)
Total Shareholder Return is calculated based on a fixed $100 investment as of December 31 of the previous year, with the return on such investment, including the Stakeholder Warrants granted pursuant to such investment, measured as of market close on the last trading day of the year being reported. Excluding the value attributable to the Stakeholder Warrants, Total Shareholder Return was $32.15.

The following tables outline the adjustments made to the compensation earned by our PEO and non-PEO Named Executive Officers, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to them.

Item and Value Added (Deducted)	2025	2024	2023
For PEO:
Summary Compensation Table Total	$7,478,304	$1,874,138	$2,401,649
- Summary Compensation Table “Stock Awards” column value	$(5,824,500)	$(664,010)	$(1,185,575)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$4,091,577	$171,680	$825,767
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(34,647)	$(597,645)	$(865,194)
+ vest date fair value of equity awards granted in the covered year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in the fiscal year	$27,599	$(151,192)	$(336,571)
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(19,890)	$(28,615)	$(195,235)
Compensation Actually Paid	$5,718,443	$604,355	$644,841
For Non-PEO Named Executive Officers (Average):
Summary Compensation Table Total	$2,570,322	$706,372	$791,656
- Summary Compensation Table “Stock Awards” column value	$(2,002,952)	$(241,008)	$(266,900)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$1,468,282	$59,258	$183,970
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(11,469)	$(169,808)	$(306,552)
+ vest date fair value of equity awards granted in the covered year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in the fiscal year	$9,725	$(35,566)	$(90,127)
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(4,860)	$(19,911)	$(40,626)
Average Compensation Actually Paid	$2,029,048	$299,337	$271,421

Named Executive Officers, Footnote
(1)	William B. Shepro was the PEO for each of 2023, 2024 and 2025.
(3)	Our non-PEO Named Executive Officers for 2023, 2024 and 2025 were Michelle D. Esterman and Gregory J. Ritts.

PEO Total Compensation Amount	$ 7,478,304	$ 1,874,138	$ 2,401,649
PEO Actually Paid Compensation Amount	$ 5,718,443	604,355	644,841
Adjustment To PEO Compensation, Footnote
The following tables outline the adjustments made to the compensation earned by our PEO and non-PEO Named Executive Officers, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to them.

Item and Value Added (Deducted)	2025	2024	2023
For PEO:
Summary Compensation Table Total	$7,478,304	$1,874,138	$2,401,649
- Summary Compensation Table “Stock Awards” column value	$(5,824,500)	$(664,010)	$(1,185,575)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$4,091,577	$171,680	$825,767
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(34,647)	$(597,645)	$(865,194)
+ vest date fair value of equity awards granted in the covered year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in the fiscal year	$27,599	$(151,192)	$(336,571)
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(19,890)	$(28,615)	$(195,235)
Compensation Actually Paid	$5,718,443	$604,355	$644,841
For Non-PEO Named Executive Officers (Average):
Summary Compensation Table Total	$2,570,322	$706,372	$791,656
- Summary Compensation Table “Stock Awards” column value	$(2,002,952)	$(241,008)	$(266,900)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$1,468,282	$59,258	$183,970
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(11,469)	$(169,808)	$(306,552)
+ vest date fair value of equity awards granted in the covered year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in the fiscal year	$9,725	$(35,566)	$(90,127)
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(4,860)	$(19,911)	$(40,626)
Average Compensation Actually Paid	$2,029,048	$299,337	$271,421

Non-PEO NEO Average Total Compensation Amount	$ 2,570,322	706,372	791,656
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,029,048	299,337	271,421
Adjustment to Non-PEO NEO Compensation Footnote
The following tables outline the adjustments made to the compensation earned by our PEO and non-PEO Named Executive Officers, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to them.

Item and Value Added (Deducted)	2025	2024	2023
For PEO:
Summary Compensation Table Total	$7,478,304	$1,874,138	$2,401,649
- Summary Compensation Table “Stock Awards” column value	$(5,824,500)	$(664,010)	$(1,185,575)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$4,091,577	$171,680	$825,767
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(34,647)	$(597,645)	$(865,194)
+ vest date fair value of equity awards granted in the covered year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in the fiscal year	$27,599	$(151,192)	$(336,571)
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(19,890)	$(28,615)	$(195,235)
Compensation Actually Paid	$5,718,443	$604,355	$644,841
For Non-PEO Named Executive Officers (Average):
Summary Compensation Table Total	$2,570,322	$706,372	$791,656
- Summary Compensation Table “Stock Awards” column value	$(2,002,952)	$(241,008)	$(266,900)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$1,468,282	$59,258	$183,970
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$(11,469)	$(169,808)	$(306,552)
+ vest date fair value of equity awards granted in the covered year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in the fiscal year	$9,725	$(35,566)	$(90,127)
- fair value at the end of prior year of awards granted in prior years that fail to meet vesting conditions	$(4,860)	$(19,911)	$(40,626)
Average Compensation Actually Paid	$2,029,048	$299,337	$271,421

Compensation Actually Paid vs. Total Shareholder Return
The Total Shareholder Return and net loss, based on a fixed $100 investment as of December 31 of the previous year with the return on such investment measured as of market close on the last trading day of the year being reported, for the following periods was:
(a)	December 31, 2022 to December 30, 2023, negative $62.37 with a net loss of approximately $56.3 million;
(b)	December 31, 2023 to December 30, 2024, negative $81.46 with a net loss of approximately $35.6 million; and
(c)	December 31, 2024 to December 30, 2025, positive $144.72 with a net income of approximately $1.6 million.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 144.72	$ (81.46)	$ (62.37)
PEO Name	William B. Shepro	William B. Shepro	William B. Shepro
Net Income (Loss) Available to Common Stockholders, Basic	$ 1,615,000	$ (35,636,000)	$ (56,290,000)
Total Shareholder Return, Excluding Value Attributable to Stakeholder Warrants, Total Shareholder Return	32.15
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,824,500)	(664,010)	(1,185,575)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,091,577	171,680	825,767
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,647)	(597,645)	(865,194)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,599	(151,192)	(336,571)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,890)	(28,615)	(195,235)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,002,952)	(241,008)	(266,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,468,282	59,258	183,970
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,469)	(169,808)	(306,552)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,725	(35,566)	(90,127)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,860)	$ (19,911)	$ (40,626)